UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2002 Check here if Amendment [ ] Amendment Number:
This Amendment (Check only one.):
[  ]  is a restatement.
[  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	Sand Hill Advisors, Inc.
Address:	3000 Sand Hill Road
	Building 3, Suite 150
	Menlo Park, CA  94025
13F File Number:	28-5390

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Connie Torres
Title:	Vice President and Compliance Officer
Phone:	650-854-9150
Signature,	Place,	Date of Signing,
Connie Torres	Menlo Park, CA	November 14, 2002

Report Type (Check only one.):
[X]  13F HOLDINGS REPORT
[  ]  13F NOTICE
[  ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:          NONE

FORM 13F SUMMARY PAGE
Report Summary
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 80
Form 13F Information Table Value Total: $183,550
List of Other Included Managers:        NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AOL Time Warner Inc            COM              00184A105     2643   225933 SH       SOLE                   132081             93852
Abbott Labs                    COM              002824100      263     6500 SH       SOLE                     2300              4200
Agile Software Corp            COM              00846X105       79    12336 SH       SOLE                    12336
American Express               COM              025816109     3589   115113 SH       SOLE                    70838             44275
American Intl Grp              COM              026874107      454     8302 SH       SOLE                     8302
Amgen                          COM              031162100     4576   109740 SH       SOLE                    64400             45340
Applera Corp - Applied Biosyst COM              038020103      203    11088 SH       SOLE                    11088
Autodesk                       COM              052769106     4224   333375 SH       SOLE                   207400            125975
Avici Systems Inc.             COM              05367l109       16    26037 SH       SOLE                                      26037
BB&T                           COM              054937107      248     7090 SH       SOLE                                       7090
BJ's Wholesale Club            COM              05548J106     2419   127225 SH       SOLE                    78550             48675
BankAmerica Corp               COM              060505104      619     9695 SH       SOLE                     3816              5879
Bard (C.R.)                    COM              067383109     5108    93500 SH       SOLE                    57600             35900
Baxter Intl                    COM              071813109     1171    38322 SH       SOLE                    38322
Boston Private Finl Holdings   COM              101119105     1367    64172 SH       SOLE                    63097              1075
Chesapeake Energy Corp         COM              165167107       68    10300 SH       SOLE                                      10300
ChevronTexaco Corp             COM              166764100     3697    53390 SH       SOLE                    32295             21095
Cirrus Logic Inc               COM              172755100       42    16521 SH       SOLE                                      16521
Cisco Systems                  COM              17275R102     3946   376491 SH       SOLE                   233859            142632
Clorox                         COM              189054109      234     5820 SH       SOLE                     2000              3820
Coca Cola                      COM              191216100      288     6000 SH       SOLE                     2800              3200
Conjuchem Inc.                 COM              207349101       19    48280 SH       SOLE                    48280
Cray Inc.                      COM              225223106       71    18000 SH       SOLE                                      18000
Cygnus Corp                    COM              232560102      155   103017 SH       SOLE                                     103017
Dover Corp                     COM              260003108     1617    63718 SH       SOLE                    33050             30668
Exxon Mobil Corporation        COM              30231G102     2881    90325 SH       SOLE                    44818             45507
Finisar Corporation            COM              31787A101     6692  9698753 SH       SOLE                  9698753
Flextronics                    COM              Y2573F102      106    15198 SH       SOLE                    15198
General Electric               COM              369604103      807    32724 SH       SOLE                    24872              7852
H & R Block                    COM              093671105     5270   125450 SH       SOLE                    78400             47050
Hewlett-Packard Co.            COM              428236103      321    27474 SH       SOLE                    18884              8590
IBM                            COM              459200101      487     8345 SH       SOLE                     1300              7045
Intel                          COM              458140100     3582   257867 SH       SOLE                   147070            110797
Johnson & Johnson              COM              478160104     5869   108531 SH       SOLE                    65516             43015
Johnson Controls               COM              478366107     5185    67490 SH       SOLE                    40090             27400
Lynx Therapeutics Inc.         COM              551812308      151   336291 SH       SOLE                   336291
MBIA Inc                       COM              55262C100     5070   126899 SH       SOLE                    75325             51574
Material Sciences              COM              576674105      323    26550 SH       SOLE                                      26550
Mattel                         COM              577081102     5120   284293 SH       SOLE                   169843            114450
McDonalds                      COM              580135101     3727   211050 SH       SOLE                   129900             81150
McGraw Hill                    COM              580645109     5562    90850 SH       SOLE                    56250             34600
Medicis Phamaceutical 'A'      COM              584690309     4342   106250 SH       SOLE                    66150             40100
Medtronic                      COM              585055106      233     5538 SH       SOLE                     2928              2610
Merck                          COM              589331107     4347    95094 SH       SOLE                    51944             43150
Microsoft                      COM              594918104     3991    91249 SH       SOLE                    60464             30785
Morgan Stanley, Dean Witter, D COM              617446448     3493   103088 SH       SOLE                    60196             42892
Nasdaq-100 Shares              COM              631100104      234    11300 SH       SOLE                     3000              8300
Network Appliance              COM              64120l104      166    22667 SH       SOLE                    22667
Oracle Systems                 COM              68389X105     2987   380086 SH       SOLE                   234736            145350
PeopleSoft Inc                 COM              712713106      212    17125 SH       SOLE                                      17125
Pepsico                        COM              713448108     4174   112950 SH       SOLE                    69100             43850
Pfizer                         COM              717081103     8535   294120 SH       SOLE                   174215            119905
Procter & Gamble               COM              742718109     6146    68765 SH       SOLE                    40310             28455
Rita Medical Systems Inc       COM              76774E103      361    82219 SH       SOLE                    82219
Robert Mondavi Corporation     COM              609200100     1218    40000 SH       SOLE                    40000
Safeway                        COM              786514208     5901   264600 SH       SOLE                   165300             99300
Schering Plough                COM              806605101      202     9470 SH       SOLE                     7850              1620
Shaman Pharmaceutical          COM              819319500        0   103323 SH       SOLE                   103323
Southwest Airlines             COM              844741108      149    11389 SH       SOLE                    11389
Standard and Poors Mid Cap Tru COM              595635103     5435    73200 SH       SOLE                    43100             30100
Sun Microsystems               COM              866810104       39    14908 SH       SOLE                    10108              4800
Sungard Data Systems           COM              867363103     4035   207468 SH       SOLE                   112718             94750
Swift Energy                   COM              870738101      112    10800 SH       SOLE                                      10800
Talbot's                       COM              874161102     3830   136775 SH       SOLE                    82600             54175
Target Corporation             COM              87612E106     5169   175102 SH       SOLE                   111550             63552
Texas Instruments              COM              882508104     1730   117152 SH       SOLE                     3488            113664
Therasense Inc.                COM              883381105      344    24674 SH       SOLE                     3749             20925
Tidewater Inc                  COM              886423102     4042   149750 SH       SOLE                    96050             53700
Torchmark Corporation          COM              891027104     4188   122250 SH       SOLE                    76600             45650
United Technologies            COM              913017109      266     4714 SH       SOLE                                       4714
Verizon Communications         COM              92343V104      379    13820 SH       SOLE                     7993              5827
Vitesse Semiconductor          COM              928497106        7    10627 SH       SOLE                    10627
Vitria Technology, Inc.        COM              92849Q104       50    64315 SH       SOLE                                      64315
Walgreen                       COM              931422109      255     8292 SH       SOLE                     1442              6850
Washington Mutual Saving Bank  COM              939322103     2104    66850 SH       SOLE                    40850             26000
Wells Fargo                    COM              949746101     5523   114680 SH       SOLE                    69280             45400
Xilinx Incorporated            COM              983919101      442    27930 SH       SOLE                                      27930
BP PLC                         FRGN             055622104     7693   192810 SH       SOLE                   120753             72057
Panamerican Beverages          FRGN             P74823108     2697   284450 SH       SOLE                   179750            104700
Van Kamp CA Value Income Trust PRD              92112b206      250       10 SH       SOLE                       10